Other net income (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Net Income

	2020	2019	2018
	RMB million	RMB million	RMB million
Government grants (Note)	4,209	4,129	4,348
(Losses)/gains on disposal of property, plant and equipment, net and construction in progress
- Aircraft and spare engines and construction in progress	(18)	34	584
- Other property, plant and equipment	75	106	18
Penalty income	142	273	216
Others	278	582	272

	4,686	5,124	5,438

Note: Government grants mainly include subsidies granted by various local governments to encourage the Group to operate certain routes to cities where these governments are located.